Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Significant Accounting Policies

(4)Significant Accounting Policies

a)	Consolidation

Subsidiaries

Subsidiaries are considered to be those over which the Group exercises control. A subsidiary is controlled when, due to its involvement in it, it is exposed, or has the right, to variable returns and has the capacity to influence such returns through the power it exercises over it.

The income, expenses and cash flows of subsidiaries are included in the consolidated financial statements from the date of acquisition, which is the date on which the Group effectively obtains control of the subsidiaries. Subsidiaries are excluded from consolidation from the date on which control is lost.

Transactions and balances with Group companies and unrealized gains or losses have been eliminated in consolidation.

The accounting policies of the subsidiaries have been adapted to the Group’s accounting policies for transactions and other events that, being similar, have occurred in similar circumstances.

The financial statements of the subsidiaries used in the consolidation process are as of the same reporting date and the same period as those of the Parent Company.

Appendix I includes information on the subsidiaries included in the Group’s consolidation.

Business combinations

The acquisition method is used to account for the acquisition of businesses in a business combination. The acquisition date is the date on which the Group obtains control of the acquired business.

The acquisition cost of a business is determined at the acquisition date and comprises (i) the fair values of assets acquired, (ii) liabilities incurred or assumed, (iii) equity instruments issued, (iv) the fair value of any asset or liability resulting from a contingent consideration arrangement and (v) the fair value of any previous interest in the business. Any disbursement that is not part of the exchange for the acquired business is excluded.

Acquisition-related costs are expensed as incurred.

The Group recognizes identifiable assets acquired and liabilities and contingent liabilities assumed at fair value at the acquisition date. Non-current assets held for sale, liabilities for employee compensation, transactions with payments based on equity instruments, deferred tax assets and liabilities and right-of-use assets and liabilities and lease liabilities are excluded from the application of this criterion.

The excess of the consideration transferred the amount of any non-controlling interest in the acquired business and the acquisition-date fair value of any previous interest in the acquired business over the fair value of the identifiable net assets is recorded as goodwill. If these amounts are less than the fair value of the identifiable net assets of the acquired subsidiary, the difference is recognized in profit or loss as a bargain purchase.

When settlement of any part of the cash consideration is deferred, amounts payable in the future are discounted to their present value at the date of exchange.

Contingent consideration is classified as equity or a financial liability. Amounts classified as a financial liability are subsequently remeasured at fair value with changes in fair value recognized in profit or loss.

When the business combination could only be determined on a provisional basis, the identifiable net assets are initially recorded at their provisional values, recognizing the adjustments made during the measurement period as if they had been known at the acquisition date, restating comparative figures for the previous year, if applicable. The adjustments to the provisional values only incorporate information relating to facts and circumstances that existed at the acquisition date and which, had they been known, would have affected the amounts recognized at that date. The measurement period should not exceed twelve months from the date of acquisition.

If the business combination is carried out in stages, the acquisition-date carrying amount of the previously held equity interest of the acquiree is remeasured at its acquisition-date fair value, with any resulting gain or loss recognized in profit or loss.

Non-controlling interests

Non-controlling interests in subsidiaries are recorded at the acquisition date at their percentage of interest in the fair value of the identifiable net assets, without considering potential voting rights. In addition, the profit or loss for the year and each component of other comprehensive income allocated to the non-controlling interest is allocated in proportion to its percentage of ownership. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statement of profit and loss, the consolidated statement of comprehensive income, the consolidated statement of changes in equity and the consolidated balance sheet, respectively.

The increase and reduction of non-controlling interests in a subsidiary while maintaining control is recognized as an equity transaction in reserves.

Associates

Associates are those entities over which the Group exercises significant influence, understood as the capacity to intervene in financial and operating decisions, without the existence of control or joint control.

Investments in associates are accounted for by the equity method from the date on which significant influence exists until the date on which the Company can no longer justify the existence of significant influence.

Investments in associates are initially recognized at acquisition cost, including costs directly attributable to the acquisition and any active or passive contingent consideration that depends on future events or the fulfillment of certain conditions.

The excess between the cost of the investment and the Group’s share of the fair values of the identifiable net assets is recorded as goodwill, which is included in the carrying amount of the investment. The shortfall, once the amounts of the cost of the investment and the identification and valuation of the net assets of the associate have been evaluated, is recorded as income in the determination of the investor’s share in the results of the associate for the year in which it was acquired.

The accounting policies of the associated companies have been subject to time and valuation standardization in the same terms as those referred to in the subsidiaries.

The Group’s share in the profits or losses of associates obtained from the date that the significant influence exists is recorded as an increase or decrease in the value of the investments with a credit or debit to “Profit of equity accounted investees with similar activity to that of the Group” when the investee companies carry out the same activity as the corporate purpose of the Group described in note 1 and, otherwise, in “Profit /(loss) of equity accounted investees”. Likewise, the Group’s share in the other comprehensive income of associates obtained since date that the significant influence exists is recorded as an increase or decrease in the value of the investments in associates, with the balancing entry by nature being recognized in other comprehensive income. Dividend distributions are recorded as decreases in the value of investments.

When the Group’s share of losses on an equity accounted investment equals or exceeds its interest in the investee, the Group does not recognize additional losses unless it has incurred obligations or made payments on behalf of the investee.

The Group’s share in the profits or losses of associates and changes in equity is determined on the basis of the ownership interest at year-end, without considering the possible exercise or conversion of potential voting rights. However, the Group’s share is determined considering the possible exercise of potential voting rights and other derivative financial instruments that, in substance, grant current access to the economic benefits associated with ownership interests, i.e. the right to participate in future dividends and changes in the value of associates.

After applying the equity method, the Group assesses whether there is objective evidence of impairment of the net investment in the associate. Some of the main evidence include significant cumulative losses, contractual default, financial difficulties and adverse changes in technology, industry or economy affecting the associate. The impairment calculation is determined by comparing the carrying amount of the net investment in the associate with its recoverable amount, where recoverable amount is the higher of value in use or fair value less costs of disposal. In this regard, the value in use is calculated based on the Group’s share of the present value of the estimated cash flows from ordinary activities and the amounts that could result from the final disposal of the associate. The recoverable amount of the investment in an associate is assessed in relation to each associate (see note 10), unless it does not constitute a cash-generating unit (CGU). Impairment losses are not allocated to goodwill or other assets implicit in the investment in associates arising from the application of the acquisition method. In subsequent years, reversals of the value of investments are recognized against income, to the extent that there is an increase in the recoverable value. Impairment losses are presented separately from the Group’s share in the results of associates.

Appendix I includes information on subsidiaries and associates included in the Group’s consolidation.

Joint agreements

Joint arrangements are those in which there is a contractual agreement to share control over an economic activity, so that decisions on the relevant activities require the unanimous consent of the Group and the other participants. Investments in joint arrangements are classified as joint operations or joint ventures, depending on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

Joint operations are considered when the participants in the joint arrangement are entitled to the assets and obligations in respect of the liabilities. This type of arrangement is consolidated proportionally integrating the assets and liabilities related to the transaction as described in note 10.

Joint ventures are those when the participants in the agreement have a right to the net assets. This type of arrangement is included in the consolidated financial statements using the equity method, as described in note 10.

b)Transactions and balances in foreign currencies

Transactions in foreign currencies are translated to the functional currency using the average exchange rate of the previous month provided that it does not differ significantly from the exchange rate at the date of the transaction. Foreign currency gains and losses resulting from the settlement of these transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at closing exchange rates are recognized in profit or loss except when there are qualified cash flow hedges and qualified net investment hedges that are deferred to equity.

The effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies is presented separately in the statement of cash flows as “Effect of exchange rate changes on cash”.

The translation of foreign operations whose functional currency is not that of a hyperinflationary country has been made by applying the following criteria:

●	Assets and liabilities, including goodwill and adjustments to net assets arising from the acquisition of businesses, are translated at the closing exchange rate at each balance sheet date;
●	Revenues, income, expenses and losses are translated at the average exchange rate of the previous month, as an approximation of the exchange rate at the date of the transaction;
●	Translation differences resulting from the application of the above criteria are recognized in other comprehensive income.

c)Goodwill

After initial recognition, goodwill is recorded at cost, less any accumulated impairment loss, which is not reversible. Goodwill is not amortized, but is tested for impairment on an annual basis or more frequently in the event that events indicative of a potential loss in the value of the asset have been identified. For these purposes, goodwill resulting from business combinations is allocated to each of the cash generating units (CGUs) or groups of CGUs that are expected to benefit from the synergies of the combination and the criteria referred to in note 6 are applied. CGUs or groups of CGUs are identified at the lowest level that goodwill is controlled for the purpose of internal management (note 6).

d)Intangible assets

Intangible assets are recorded at cost (acquisition or development) or at fair value when acquired in a business combination, less accumulated amortization and any accumulated impairment losses.

Any costs incurred during the research phase of projects are recognized as an expense when incurred.

Costs related to development activities for internally generated intangible assets are capitalized to the extent that:

●	The Group has technical studies that justify the viability of the production process;
●	There is a commitment by the Group to complete production of the asset so that it is in a condition for sale or internal use;
●	The asset will generate sufficient economic benefits;
●	The Group has the technical and financial resources to complete the development of the asset and has developed budget control and analytical accounting systems that make it possible to monitor the budgeted costs, the modifications introduced and the costs actually charged to the various projects.

In relation to the development costs of new products or drugs, they are capitalized as long as their economic profitability is reasonably assured and when they are either in a pivotal phase or correspond to projects related to products that are currently being marketed in various markets, in both cases with expected technical feasibility. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

The separate acquisition or through a business combination of an research and development project in progress is capitalized in any case, in accordance with the provisions of IAS 38, since the price paid for the acquisition reflects expectations about the probability that the future economic benefits of the asset are used by the Group. Subsequent costs are recorded following the provisions for internally generated intangible assets.

The Group amortizes its intangible assets with finite useful lives by distributing the cost of the assets on a straightline basis according to the following criteria:

	Amortisation method	Rates
Development expenses	Straight line	10%
Concessions, patents, licenses, trademarks and similar	Straight line	4% - 20%
Computer software	Straight line	33%
Currently marketed products	Straight line	3% - 10%

Intangible assets with indefinite useful lives are not subject to amortization but are tested for impairment at least once a year.

The Group reviews the useful lives of intangible assets at the end of each year. Changes in the initially established criteria are recognized as a change in estimate.

e)Property, plant and equipment

Property, plant and equipment are stated at cost, less accumulated depreciation and, if applicable, accumulated impairment losses.

Cost includes, among other items, direct labor costs used in the construction of the asset and a portion of the costs indirectly attributable to the asset.

Finance costs incurred that are directly attributable to the acquisition or construction of the asset until the asset is ready for use also form part of the cost.

Likewise, expansion or improvement costs are included as an increase in the value of the asset when they represent an increase in its capacity or an extension of its useful life. However, maintenance costs are recognized in income when incurred.

Depreciation of property, plant and equipment is provided on a straight-line basis over the estimated useful lives of the assets, less their residual value.

Depreciation of property, plant and equipment is determined by applying the following criteria:

	Depreciation method	Rates
Buildings	Straight line	1% - 3%
Other property, technical equipment and machinery	Straight line	4% - 10%
Other property, plant and equipment	Straight line	7% - 33%

The Group reviews the residual value, useful life and depreciation method of property, plant and equipment at the end of each reporting period. Changes in the initially established criteria are recognized as a change in estimate.

f)Leases

Lessee

The determination of whether a contract is or contains a lease is based on an analysis of the contractual arrangement and requires an assessment of whether the lessee has the right to control the use of the identified asset and to obtain all of the economic benefits from the use of the asset throughout the lease term.

The lease term is the non-cancelable period considering the initial term of each contract unless the Group has a unilateral extension or termination option and there is reasonable certainty that such option will be exercised in which case the corresponding extension or early termination term will be considered.

In lease contracts where the Group acts as lessee, it is recognized at the lease commencement date (i.e. the date on which the underlying asset is available for use):

●	A liability for the present value of the installments to be paid over the lease term, using the incremental borrowing or interest rate as the discount rate when expressly indicated in the contract and,
●	A right-of-use asset representing the right to use the underlying leased asset during the term of the lease.

Lease liabilities include fixed lease payments less any incentives, as well as variable payments that depend on an index or interest rate known at the date of inception of the lease. Also included is the exercise price of the purchase option when the lessee is reasonably certain of exercising it. After initial recognition, the liability is increased by the interest on the lease liability and reduced by the payments made. The liability is also remeasured if there are changes in the amounts payable and the lease terms. Payments included in the lease payments corresponding to maintenance, electricity, water, gas, security, cleaning, among others, are not part of the lease liability and are recognized as an expense.

The incremental borrowing rate is determined taking into account: (i) geographic areas, (ii) financial term, (iii) lease term, (iv) risk-free rate as reference rate and (v) financial spread.

Rights-of-use assets are measured at cost, less accumulated amortization and impairment losses (if any) and adjusted as a result of the remeasurement of the lease liability. Cost includes the amount of the initial valuation of the lease liability, as well as any amounts previously paid to the lessor prior to or at the commencement date of the lease less any incentives received by the lessor and estimated costs to decommission the leased asset. Amortization of rights of use is provided on a straight-line basis over the shorter of the estimated useful life of the asset or the lease term.

The Group applies the exception to recognition for those contracts where the lease term is 12 months or less or where the value of the leased asset (individually) when new, is less than US 5,000 Dollars or its equivalent in another currency. Consequently, in these cases, the amounts accrued will be recognized as an expense during the lease term.

Lessor

When the Group acts as lessor, it classifies contracts between operating and finance leases. Leases in which the Group acts as lessor while retaining a significant portion of the risks and rewards incidental to ownership of the leased asset are treated as operating leases. Otherwise, the lease is treated as a finance lease.

g)Impairment of non-financial assets

Goodwill and intangible assets that have an indefinite useful life are not subject to amortization and are tested for impairment annually, or more frequently in the event of events or changes in circumstances that indicate that they may be impaired.

Other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

When the recoverable amount is less than the carrying amount of the asset, an impairment loss is recognized in the consolidated statement of profit and loss for the difference between both amounts.

The recoverable amount is the higher of an asset’s fair value less costs of disposal and the estimated value in use based on discounted future cash flows expected to arise from the use of the asset. The estimate of value in use considers expectations about possible variations in the amount or timing of cash flows, the time value of money, the price to be paid for bearing the uncertainty related to the asset and other factors that affect the valuation of future cash flows related to the asset.

For the purpose of assessing impairment losses, assets are grouped at the lowest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets (cash generating units). Impairment losses on non-financial assets (other than goodwill) are reviewed for possible reversal at the end of each reporting period.

Losses related to the impairment of CGUs are initially allocated to reduce, if applicable, the value of goodwill attributed to the CGU and then to the other assets of the CGU, pro rata based on the carrying amount of each asset, with the limit for each asset being the higher of its fair value less costs of disposal, its value in use and zero.

Impairment losses related to goodwill are not reversible.

h)Financial instruments

Financial assets

Ranking

The classification of financial assets is determined based on the characteristics of the contractual cash flows of those assets and the business model that represents how the financial assets are managed to achieve a particular business objective. In determining whether the cash flows are obtained through the receipt of contractual cash flows from the assets, consideration is given to the frequency, value and timing of sales in prior periods, the reasons for those sales and expectations regarding future sales activity. This information provides indicative data on how the Group’s stated objective regarding the management of financial assets is achieved and, more specifically, how cash flows are obtained.

Therefore, financial assets are classified according to the following valuation categories based on the business model and are only reclassified when, and only when their business model for managing them changes:

a)

Financial assets at amortized cost: includes financial assets, including those admitted to trading on an organized market, for which the Group holds the investment under a business model whose objective is to hold financial assets to receive cash flows from the execution of the contract, and the contractual terms of the asset give rise, at specified dates, to cash flows that are solely collections of principal and interest on the principal amount outstanding.

In general, the following are included in this category:

i)	Trade receivables: arising from the sale of goods or the rendering of services for trade transactions with deferred payment, and
ii)	Receivables from non-trade operations: these arise from loans or credits granted by the Group whose collections are of a determined or determinable amount.
b)

Financial assets at fair value through other comprehensive income: this category includes financial assets whose contractual conditions give rise, at specified dates, to cash flows that are solely collections of principal and interest on the principal amount outstanding, and are held within the framework of a business model whose objective is achieved by obtaining contractual cash flows and selling financial assets. Investments in equity instruments irrevocably designated by the Group at the time of their initial recognition are also included in this category, provided that they are not held for trading and are not to be valued at cost.

c)

Financial assets at fair value through profit or loss: includes financial assets held for trading and those financial assets that have not been classified in any of the above categories. Also included in this category are financial assets that are optionally designated by the Group at the time of initial recognition, which otherwise would have been included in another category, because such designation eliminates or significantly reduces a valuation inconsistency or accounting missmatch that would otherwise arise.

Initial measurement

Financial assets are recorded, in general terms, initially at the fair value of the consideration given plus directly attributable transaction costs. However, transaction costs directly attributable to assets recorded at fair value through profit or loss are recognized in the statement of profit and loss for the year.

Subsequent measurement

Financial assets at amortized cost are recorded by applying this valuation criterion, charging to the statement of profit and loss the interest accrued by applying the effective interest rate method.

Financial assets included in the fair value category through other comprehensive income are recorded at fair value, without deducting any transaction costs that may be incurred in their disposal. Changes in fair value are recorded directly in equity until the financial asset is derecognized or impaired, at which time the amount so recognized is taken to the statement of profit and loss.

Financial assets at fair value through profit or loss are measured at fair value and the result of changes in fair value is recorded in the statement of profit and loss.

Disposals of financial assets

Financial assets are derecognized when the rights to receive cash flows related to them have expired or have been transferred and the Group has substantially transferred the risks and rewards of ownership. Similarly, they are disposed from the balance sheet when there are transfers of collection rights, whose certain risks are shared with the factor, such as the risk of default, but exists a transfer of control to the factor, understood as the unilateral capacity to sell those assets to a non-related third party without the necessity of enforcing additional restrictions to the sale.

Impairment

The Group assesses, on a prospective basis, the expected credit losses associated with its debt instruments carried at amortized cost and at fair value through other comprehensive income The methodology applied for impairment depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach permitted by IFRS 9 which requires expected losses to be recorded from the initial recognition of the receivables, so that the Group determines expected credit losses as a probability-weighted estimate of such losses over the expected life of the financial instrument.

The practical solution used is the use of a provisioning matrix based on segmentation into homogeneous asset groups, applying historical information on default rates for these groups and applying reasonable information on future economic conditions.

Default rates are calculated based on current default experience over the past year, as it is a very dynamic market, and are adjusted for differences between current and historical economic conditions and considering projected information, which is reasonably available.

Financial liabilities

Financial liabilities assumed or incurred by the Group are classified in the following measurement categories:

a)

Financial liabilities at amortized cost: are those debits and payables of the Group that have arisen from the purchase of goods and services for trading operations, or those which, without having a commercial origin, not being derivative instruments, arise from loan or credit operations received by the Group.

These liabilities are initially measured at the fair value of the consideration received, adjusted for directly attributable transaction costs. Any difference between the amount received and its repayment value is recognized in the consolidated statement of profit and loss during the repayment period of the debt, applying the effective interest rate method.

b)Financial liabilities at fair value through profit or loss.

Liability derivative financial instruments are measured at fair value, following the same criteria as those corresponding to financial assets at fair value through profit or loss described in the preceding section.

The Group derecognizes financial liabilities when the obligations that generated them are extinguished, particularly in commercial transactions when payment is made to the supplier for goods and services.

Assets and liabilities are presented separately in the balance sheet and are only presented at their net amount when the Group has the enforceable right to offset the recognized amounts and, in addition, intends to settle the amounts on a net basis or to realize the asset and settle the liability simultaneously.

Equity instruments

The Group holds financial assets, mainly equity instruments, which are measured at fair value. When Group management has opted to present gains and losses in the fair value of equity investments in other comprehensive income, after initial recognition, the equity instruments are measured at fair value, recognizing the gain or loss in other comprehensive income. Amounts recognized in other comprehensive income are not reclassified to profit or loss, but are reclassified to reserves when the instruments are derecognized. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established.

i)Derivative financial instruments and hedging activities

Financial derivatives are recognized at fair value at the date of the contract and at each year-end. The method for recognizing the gain or loss depends on whether the derivative is classified as a hedging instrument, and if so, the nature of the hedged asset.

For accounting purposes, they are classified as follows:

(i) Derivatives qualifying for cash flow hedge accounting

Hedging effectiveness

Hedge effectiveness is determined at the inception of the hedging relationship, and through periodic prospective effectiveness assessments to ensure that there is an economic relationship between the hedged item and the hedging instrument.

In derivatives such as the euro/Dollar cross-currency swap, the Group uses the hypothetical derivative method to assess effectiveness. This hypothetical derivative is constructed without the inclusion of credit risk and currency spread. Under the hypothetical derivative method, the cumulative change in the fair value of the actual currency swap, excluding the effect of the currency spread, will be compared to the cumulative change in the fair value of the hypothetical swap. Therefore, the hypothetical derivative is constructed as a cross-currency swap with fixed euro payment, fixed U.S. Dollar receipt without the inclusion of credit risk and foreign currency spread and with a fair value of zero at the date of designation.

Recognition

At the inception of the hedging relationship, the Group documents the economic relationship between the hedging instruments and the hedged items, including whether changes in cash flows of the hedging instruments are expected to offset changes in cash flows of the hedged items. The Group documents its risk management objective and strategy for undertaking its hedging transactions.

The effective portion of changes in the fair value of derivatives designated and classified as cash flow hedges is recognized in equity under “Cash flow hedge reserve”. In the case of cross-currency swaps, the currency spread of the hedging relationship is excluded and treated as hedging costs in equity. The gain or loss corresponding to the ineffective portion is recognized immediately in profit or loss for the year under the heading “Change in fair value of financial instruments”.

Amounts accumulated in the hedging reserve included in shareholders’ equity are transferred to profit or loss when the hedged item affects profit or loss or when ineffectiveness is identified.

The fair value of derivatives designated as hedges is detailed in note 30 Movements in the hedging reserve included in shareholders’ equity are shown in note 17(c).

(ii) Derivatives that do not qualify for hedge accounting

When derivatives do not meet the criteria for hedge accounting, they are classified as “held for trading”. Changes in fair value are recognized immediately in the consolidated statement of profit and loss.

In addition, Grifols assesses whether embedded derivatives are present in contracts and financial instruments. Financial instruments that combine a host contract and a financial derivative (embedded derivative) are known as hybrid financial instruments. In hybrid financial instruments, the Group assesses whether the risks and characteristics of the derivative are closely related to those of the host contract. If it is determined that the value of the derivative is closely related to the fair value of the contract, the Group does not account for the derivative separately. Conversely, if the risks and characteristics of the derivative are not closely related to those of the host contract and the host contract is not measured at fair value, the derivative is recognized and accounted for separately recognizing the changes in fair value in the Consolidated Statements of Profit and Loss. Currently there are no separate financial instruments from the host contract.

j)Own equity instruments

The acquisition of treasury stock is recorded at acquisition cost, reducing equity until the time of disposal. Gains or losses on the disposal of treasury stock are recorded under “Reserves” in the consolidated balance sheet. Transaction costs related to own equity instruments, net of taxes, are recorded as a reduction of equity.

k)Inventories

Inventories are stated at the lower of weighted average cost or net realizable value. Net realizable value is the estimated selling price in the normal course of business, less the estimated costs to complete production and those necessary to make the sale. For raw materials and other supplies it is the replacement cost.

The cost includes direct materials, direct labor and an appropriate proportion of indirect variable and fixed costs, the latter being allocated on the basis of the normal working capacity of the means of production. The cost of plasma inventory includes the amount delivered to donors, or the amount invoiced by the seller when purchased from third parties, as well as the cost of products and devices used in the collection process, and rental and storage costs. The costs of purchased inventories are determined after deducting discounts and rebates when it is probable that the conditions determining their concession will be met. Indirect costs such as management and administrative overheads are recognized as expenses in the period in which they are incurred.

Any previously recognized inventory impairment adjustment is reversed against income under “Cost of sales” when the circumstances that caused the impairment no longer exist or when there is clear evidence of an increase in the net realizable value as a result of a change in economic circumstances. The reversal of the inventory impairment adjustment is limited to the lower of cost and the new net realizable value of inventories.

l)Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with banks, other short-term highly liquid investments with an original maturity of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

m)Government grants

Government grants are recognized when there is reasonable assurance that the conditions attached to the grant will be met and that the grant will be collected.

Non-refundable capital grants are recorded on the liability side of the consolidated balance sheet at the original amount granted and are recognized in the consolidated statement of profit and loss as the related assets financed are depreciated.

Grants received as compensation for expenses or losses already incurred or for the purpose of providing immediate financial support not related to future expenses are credited to the consolidated statement of profit and loss.

Financial liabilities that incorporate implicit aid in the form of the application of below-market interest rates are recognized initially at fair value. The difference between this value, adjusted where appropriate for the costs of issuing the financial liability and the amount received, is recorded as a government grant based on the nature of the grant.

n)Employee benefits

(i) Defined contribution plans

The Group records the contributions to be made to defined contribution plans as they accrue. The amount of accrued contributions is recorded under “Personnel expenses” in the consolidated statement of profit and loss in the year to which the contribution relates.

(ii) Defined benefit plans

The liability recognized corresponds to the present value of the obligation at the consolidated balance sheet date less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the obligation is determined by discounting the estimated future cash flows at interest rates of bonds denominated in the currency in which the benefits will be paid and with maturities similar to those of the related obligations. Actuarial gains and losses arising from changes in actuarial assumptions or differences between assumptions and reality are recognized in equity under “Other comprehensive income”. Past service costs are recognized in the consolidated statement of profit and loss under “Personnel expenses”.

(iii) Termination benefits

Termination benefits are recognized on the earlier of the following dates: (a) when the Group can no longer withdraw the offer or (b) when the Group recognizes costs of a restructuring within the scope of IAS 37 and this results in the payment of termination benefits.

(iv) Short-term employee benefits

The Group recognizes the expected cost of short-term compensation in the form of paid leave whose rights accrue as employees render the services that entitle them to receive it.

The Group recognizes the expected cost of profit sharing or employee incentive plans when there is a present legal or constructive obligation as a result of past events and a reliable estimate can be made of the value of the obligation.

(v) Share-based payments

The Group has granted different incentive plans based on equity instruments to certain members of the management team who are rendering service to the company, which will be settled with equity instruments or cash, depending on the plan.

The equity instruments granted become vested when the employees complete a certain period of service and/or meet the objectives established in the incentive plan. Grifols recognizes the services received from its employees as such services are rendered during the vesting period as a personnel expense in the Consolidated Statements of Profit and Loss and a corresponding increase in equity if the transaction is equity-settled or a corresponding liability if the transaction is cash-settled, at an amount based on the value of the equity instruments.

In transactions with employees that are equity-settled, the amount recognized corresponds to the amount that will be settled once the agreed conditions are met and will not be reviewed or revalued during the vesting period, as the commitment is equity-settled. The fair value of services received is estimated by estimating the fair value of the shares granted at the grant date, net of estimated dividends to which the employee is not entitled, during the performance period.

For plans that are settled in cash, the services received and the corresponding liability are recognized at the fair value of the liability, referring to the date on which the requirements for recognition are met. Subsequently, and until settlement, the corresponding liability is measured at its fair value at the closing date of each year, with any changes in valuation occurring during the year being recognized in the Consolidated Statements of Profit and Loss. The fair value is determined by reference to the market value of the shares at the date of the estimate, net of estimated dividends to which the employee is not entitled, during the performance period.

o)Provisions

Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are not recognized for future operating losses.

The amount of the provision corresponds to the best estimate at the closing date of the disbursements required to settle the present obligation, after taking into account the risks and uncertainties related to the provision and, when significant, the financial effect of discounting, provided that the disbursements to be made in each period can be reliably determined.

p)Revenue recognition

Revenue from the sale of goods or services is recognized at an amount that reflects the consideration the Group expects to be entitled to receive in exchange for transferring goods or services to a customer, at the time the customer obtains control of the goods or services rendered, i.e. when the customer has the ability to direct the use of the goods or services. The consideration committed in a contract with a customer may include fixed amounts, variable amounts, or both. The amount of consideration may vary due to discounts, rebates, incentives, performance bonuses, penalties or other similar items. Variable consideration is only included in the transaction price when it is highly probable that the amount of revenue recognized will not be subject to significant future reversals. Revenue is presented net of value added tax and any other amounts or taxes, which in substance correspond to amounts received on behalf of third parties.

(i)Sales of goods

Revenue from the sale of goods is recognized when the Group satisfies the performance obligation by transferring the committed goods to the customer. A good is transferred when the customer obtains control of that asset. In assessing the satisfaction of the performance obligation, the Group considers the following indicators of the transfer of control, which include, but are not limited to, the following:

●	The Group has a present right to payment for the good
●	The customer has the legal right to the good
●	The Group has transferred the physical possession of the good
●	Customer has the significant risks and rewards of asset ownership
●	The customer has accepted the good

The nature of the good that the Group undertakes to transfer are mainly: sale of goods, sale of equipment, toll contracts, maintenance and technical service contracts, training, licenses, royalties and know-how and engineering contracts, among others.

In determining the transaction price, it is assumed that the goods and/or services are transferred in accordance with the terms of the contract. The consideration committed to a customer may include fixed amounts, variable amounts, or both. The price should be estimated taking into account the effect of variable consideration (as applicable) for returns, chargebacks/volume discounts or other incentives, provided that the same is highly probable.

The Group participates in state Medicaid programs in the United States. Provision for Medicaid rebates is recorded at the time the sale is recorded in an amount equal to the estimated Medicaid rebate claims attributable to such sale. The Group determines the estimate of the accrual for Medicaid rebates primarily based on historical Medicaid rebate experience, legal interpretations of applicable laws related to the Medicaid program and any new information regarding changes in Medicaid program guidelines and regulations that could affect the amount of the rebates. The Group considers pending Medicaid claims, Medicaid payments, and inventory levels in the distribution channel and adjusts the provision periodically to reflect actual experience. Although rebate payments typically occur with a lag of one to two quarters, adjustments for actual experience have not been material.

As is standard industry practice, certain customers have entered into contracts with the Group for purchases that are eligible for a price discount based on a minimum purchase quantity, volume discounts or cash discounts. These discounts are accounted for as a reduction in revenues and accounts receivable in the same month in which the revenues are recognized based on a combination of the customer’s actual purchase data and historical experience when the customer’s actual purchase data is later known.

In the United States, the Group enters into agreements with certain customers to establish contractual prices for goods, which these entities purchase from the authorized wholesaler or distributor (collectively, “wholesalers”) of their choice. Accordingly, when these entities purchase the products from the wholesalers at the contractual price which is lower than the price charged by the Group to the wholesaler, the Group provides the wholesaler with a credit known as a chargeback. The Group accounts for the accrual of chargebacks at the time of sale. The allowance account for chargebacks is based on the Group’s estimate of the wholesaler’s inventory levels and the expected direct sale of the products by the wholesalers at the contract price based on past chargeback history and other factors. The Group periodically monitors factors influencing the estimation for rebates and applies adjustments when it believes that actual rebates may differ from the established allowance accounts. These adjustments occur over a relatively short period of time. As these refunds are typically settled within 30 to 45 days of sale, adjustments for actual amounts have not been material.

The amount at closing for the remaining discounts is settled in the following year within 90 to 180 days depending on the type of provision.

(ii)Provision of services

Revenue from the rendering of services is recognized over time provided that the following criteria are met (i) the client simultaneously receives and consumes the benefits provided by Grifols’ activity as it is carried out, (ii) Grifols produces or improves an asset that the client controls as the asset is produced and (iii) Grifols produces a specific asset for the client, to which cannot give an alternative use, and has an enforceable right of collection of the activity carried out so far. If the performance obligation is fulfilled over time, income is recognized as it is satisfied considering the percentage of completion. If the performance obligation does not meet the above conditions, the following indicators are evaluated to determine that control of the asset has been transferred to the client: (i) through physical possession of the asset where Grifols has the right to demand payment for it and (ii) the client has accepted the asset, the significant risks and rewards inherent in ownership of the asset and has legal title. If the performance obligation is met on a specific date, the corresponding revenue is recognized on that date.

q)Income tax

The income tax expense or tax credit for the year comprises both current tax and deferred tax.

Current tax is the amount payable on the taxable income for the current year based on the applicable tax rate for each jurisdiction. It is calculated on the basis of the laws enacted or about to be enacted at the balance sheet date in the countries where subsidiaries and associates operate and generate taxable income. The Group periodically evaluates the positions taken in tax returns with respect to situations where the applicable tax regulations are subject to interpretation and considers such uncertainty in uncertain tax treatments when determining the corresponding tax gain or loss, tax bases, unused tax credits or tax rates.

Deferred taxes are recognized on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. It is determined using tax rates (and laws) enacted or about to be enacted at the balance sheet date that are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.

Deferred tax liabilities and assets are recognized:

●	Recognition of deferred tax liabilities:

The Group recognizes deferred tax liabilities in all cases except those which:

o	arise from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination, on the date of the transaction it does not affect either the accounting result or the taxable base and on the date of the transaction do not give raise to taxable and deductible temporary differences for the same amount.
o	or correspond to differences related to investments in subsidiaries, associates and joint ventures over which the Group has the ability to control the timing of their reversal and it is not probable that their reversal will occur in the foreseeable future.
●	Recognition of deferred tax assets:

The Group recognizes deferred tax assets whenever:

o	it is probable that there will be sufficient future tax profits to offset them or when tax legislation contemplates the possibility of future conversion of deferred tax assets into a claim payable against the Public Administration. However, assets that arise from the initial recognition of assets or liabilities in a transaction that is not a business combination, on the date of the transaction do not affect either the accounting result or the taxable base and on the date of the transaction do not give raise to taxable and deductible temporary differences for the same amount, are not recognized.
o	they correspond to temporary differences related to investments in subsidiaries, associates and joint ventures to the extent that the temporary differences will reverse in the foreseeable future and positive future tax profits are expected to be generated to offset the differences.

Deferred tax assets and liabilities are not recognized for temporary differences between the carrying amount and tax base of investments in foreign operations when the company is able to control the date on which the temporary differences will reverse and it is probable that the temporary differences will not reverse in the foreseeable future. Likewise, deferred tax liabilities are not recognized if they arise from the initial recognition of goodwill. Lastly, deferred tax assets are only recognized if it is probable that sufficient future taxable profit will be available against which they can be utilized.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and liabilities are offset when the entity has a legally enforceable right to offset and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

Current or deferred income tax is recognized in profit or loss, unless it arises from a transaction or economic event that has been recognized in other comprehensive income or directly in equity. In such cases, the tax is also recognized in other comprehensive income or directly in equity, respectively.

r)Segment reporting

An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur expenses, whose operating results are regularly reviewed by the Group’s chief operating decision maker in order to decide on the resources to be allocated to the segment, evaluate its performance and for which discrete financial information is available.

s)Environment

The Group carries out operations whose main purpose is to prevent, reduce or repair damage to the environment as a result of its activities.

Items of property, plant and equipment acquired for the purpose of being used on a lasting basis in its activity and whose main purpose is the minimization of environmental impact and the protection and improvement of the environment, including the reduction or elimination of future pollution from the Group’s operations, are recognized as assets through the application of measurement, presentation and disclosure criteria consistent with those mentioned in note 4(e).

t)Non-current assets held for sale

The criteria for held for sale classification is regarded as met only when the Group determines the sale to be highly probable, management is committed to a decision to sell and all actions required to complete the sale indicate that it is unlikely that significant changes to the sale will be made or that the decision will be withdrawn. These assets are measured at the lower of their carrying value and fair value less costs for its alienation. Once classified as held for sale they are no longer depreciated or amortized.

In case of having some delays caused by events or circumstances outside Grifols control and there is sufficient evidence of this commitment to sell, the Group will present those assets as held for sale despite the period for completing the sale is extended beyond one year.

The non-current assets held for sale are presented separately in the statement of financial position as “Non-current assets and disposal groups held for sale” and “Liabilities associated with non-current assets and disposal groups held for sale” for the liabilities, if exist.

Additionally, the Group considers as discontinued operations the components (cash-generating units) which represent a separate major line of business or geographic area, that is significant and can be considered separately from the rest, which are sold or disposed in an alternative way or meet the requirements to be presented as held for sale. Likewise, it is considered as discontinued operations those entities acquired exclusively with the finality to be resold. The result after taxes of these discontinued operations are presented in a separate line in the consolidated statement of profit and loss, as “Result from discontinued operations after tax”.

u)Transactions between Group companies

Transactions between Group companies, except those related to mergers, spin-offs and non-cash business contributions, are recognised at the fair value of the consideration given or received. The difference between this value and the amount agreed is recognised in line with the underlying economic substance of the transaction.

In non-monetary contributions to Group companies, the contributor will value its interests at the carrying amount of the equity investments, in the consolidated financial statements at the date the transaction occurred.

Any difference between the value assigned to the interest received by the contributor and the carrying amount of the investments contributed will be recognised in reserves.